Cash - Schedule of Cash on Hand (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash on Hand [Line Items]
Total	$ 26,712	$ 25,856
RMB [Member]
Schedule of Cash on Hand [Line Items]
Total	21,731	22,125
HKD [Member]
Schedule of Cash on Hand [Line Items]
Total	263	2
USD [Member]
Schedule of Cash on Hand [Line Items]
Total	$ 4,718	$ 3,729